Summary of Volume and Fair Value Position of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	$ 95,752	$ 120,714
Gross Fair Value, Liabilities	[1]	(7,499)	(6,367)
Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[1]	13,264	17,102
Gross Fair Value, Liabilities	[1]	(315)	(366)
Contractholder funds | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional	[2]	1,494,084	1,734,264
Gross Fair Value, Liabilities	[2]	(64,138)	(63,660)
Contractholder funds | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional		401,511	347,610
Gross Fair Value, Liabilities		(11,701)	(18,720)
Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional		879,853	593,610
Gross Fair Value, Assets		28,588	68,776
Gross Fair Value, Liabilities		(10,961)	(43,104)
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional		15,373	20,195
Gross Fair Value, Assets		$ 108	$ 329

[1]	As of April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements
[2]	Notional amount represents account value of equity indexed contracts